UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48455-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
October 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (96.5%)

              CONSUMER DISCRETIONARY (10.0%)
              ------------------------------
              APPAREL RETAIL (0.4%)
    100,900   Men's Wearhouse, Inc.                                           $     3,116
                                                                              -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
    156,700   Hanesbrands, Inc.*                                                    4,132
                                                                              -----------
              AUTO PARTS & EQUIPMENT (0.8%)
    302,500   American Axle & Manufacturing Holdings, Inc.*                         2,931
     91,400   Gentex Corp.                                                          2,753
                                                                              -----------
                                                                                    5,684
                                                                              -----------
              CASINOS & GAMING (0.9%)
    347,300   International Game Technology                                         6,109
                                                                              -----------
              COMPUTER & ELECTRONICS RETAIL (0.4%)
     87,200   Rent-A-Center, Inc.                                                   2,978
                                                                              -----------
              GENERAL MERCHANDISE STORES (0.6%)
     84,300   Target Corp.                                                          4,615
                                                                              -----------
              HOMEFURNISHING RETAIL (0.2%)
     55,750   Aaron's, Inc.                                                         1,492
                                                                              -----------
              HOTELS, RESORTS & CRUISE LINES (2.2%)
    310,300   Carnival Corp.                                                       10,926
    175,700   Royal Caribbean Cruises Ltd.                                          5,222
                                                                              -----------
                                                                                   16,148
                                                                              -----------
              HOUSEHOLD APPLIANCES (2.4%)
    243,900   Stanley Black & Decker, Inc.                                         15,573
     39,800   Whirlpool Corp.                                                       2,022
                                                                              -----------
                                                                                   17,595
                                                                              -----------
              HOUSEWARES & SPECIALTIES (0.2%)
     81,600   Newell Rubbermaid, Inc.                                               1,208
                                                                              -----------
              LEISURE PRODUCTS (0.3%)
    120,500   Brunswick Corp.                                                       2,128
                                                                              -----------
              PUBLISHING (0.5%)
     28,200   John Wiley & Sons, Inc. "A"                                           1,341
     98,000   Valassis Communications, Inc.*                                        1,914
                                                                              -----------
                                                                                    3,255
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     95,600   Service Corp. International                                             956
                                                                              -----------
              SPECIALTY STORES (0.4%)
    121,000   Cabela's, Inc.*                                                       3,015
                                                                              -----------
              Total Consumer Discretionary                                         72,431
                                                                              -----------

================================================================================

1  | USAA Value Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSUMER STAPLES (7.4%)
              -----------------------
              DISTILLERS & VINTNERS (0.6%)
     54,900   Diageo plc ADR                                                  $     4,550
                                                                              -----------
              DRUG RETAIL (1.2%)
    272,400   Walgreen Co.                                                          9,044
                                                                              -----------
              TOBACCO (5.6%)
    288,000   Altria Group, Inc.                                                    7,934
    102,515   Imperial Tobacco Group plc ADR                                        7,484
     47,600   Lorillard, Inc.                                                       5,267
    210,700   Philip Morris International, Inc.                                    14,722
    129,200   Reynolds American, Inc.                                               4,997
                                                                              -----------
                                                                                   40,404
                                                                              -----------
              Total Consumer Staples                                               53,998
                                                                              -----------

              ENERGY (10.5%)
              --------------
              INTEGRATED OIL & GAS (7.8%)
    192,100   BP plc ADR                                                            8,487
     43,800   Chevron Corp.                                                         4,601
    211,500   ConocoPhillips                                                       14,731
    352,100   Marathon Oil Corp.                                                    9,165
     96,800   Murphy Oil Corp.                                                      5,360
    153,500   Occidental Petroleum Corp.                                           14,266
                                                                              -----------
                                                                                   56,610
                                                                              -----------
              OIL & GAS DRILLING (0.8%)
    168,100   SeaDrill Ltd.                                                         5,569
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    146,700   EXCO Resources, Inc.                                                  1,850
                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
    418,500   Spectra Energy Corp.                                                 11,982
                                                                              -----------
              Total Energy                                                         76,011
                                                                              -----------

              FINANCIALS (20.3%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
     62,800   Ameriprise Financial, Inc.                                            2,932
     69,400   Federated Investors, Inc. "B"                                         1,356
    230,400   Janus Capital Group, Inc.                                             1,511
    215,000   State Street Corp.                                                    8,684
                                                                              -----------
                                                                                   14,483
                                                                              -----------
              CONSUMER FINANCE (6.7%)
    277,200   American Express Co.                                                 14,032
    360,700   Capital One Financial Corp.                                          16,469
    254,400   Discover Financial Services                                           5,994
    890,800   SLM Corp.                                                            12,177
                                                                              -----------
                                                                                   48,672
                                                                              -----------
              DIVERSIFIED BANKS (1.6%)
    437,300   Wells Fargo & Co.                                                    11,330
                                                                              -----------
              INSURANCE BROKERS (0.7%)
    131,900   Willis Group Holdings Ltd. plc                                        4,789
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
    841,759   Bank of America Corp.                                                 5,749
    272,800   Citigroup, Inc.                                                       8,618
    246,700   JPMorgan Chase & Co.                                                  8,575
                                                                              -----------
                                                                                   22,942
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (1.2%)
     41,200   Chubb Corp.                                                     $     2,763
     23,400   ProAssurance Corp.                                                    1,791
    210,300   XL Group plc                                                          4,572
                                                                              -----------
                                                                                    9,126
                                                                              -----------
              REGIONAL BANKS (3.2%)
     97,400   Center Financial Corp.*                                                 640
    354,900   Fifth Third Bancorp                                                   4,262
     82,300   Nara Bancorp, Inc.*                                                     698
    232,800   PNC Financial Services Group, Inc.                                   12,504
     83,600   Prosperity Bancshares, Inc.                                           3,218
  1,308,700   Synovus Financial Corp.                                               1,963
                                                                              -----------
                                                                                   23,285
                                                                              -----------
              REITs - MORTGAGE (0.4%)
    158,400   Annaly Capital Management, Inc.                                       2,669
                                                                              -----------
              REITs - RESIDENTIAL (0.9%)
     44,900   Essex Property Trust, Inc.                                            6,410
                                                                              -----------
              THRIFTS & MORTGAGE FINANCE (0.5%)
    300,300   New York Community Bancorp, Inc.                                      3,997
                                                                              -----------
              Total Financials                                                    147,703
                                                                              -----------

              HEALTH CARE (13.6%)
              -------------------
              HEALTH CARE DISTRIBUTORS (0.5%)
     84,700   Cardinal Health, Inc.                                                 3,750
                                                                              -----------
              HEALTH CARE EQUIPMENT (3.0%)
    180,700   Baxter International, Inc.                                            9,935
    334,300   Medtronic, Inc.                                                      11,613
                                                                              -----------
                                                                                   21,548
                                                                              -----------
              HEALTH CARE FACILITIES (0.4%)
    160,000   HealthSouth Corp.*                                                    2,826
                                                                              -----------
              HEALTH CARE SERVICES (0.6%)
    151,100   Omnicare, Inc.                                                        4,506
                                                                              -----------
              MANAGED HEALTH CARE (4.9%)
    111,300   CIGNA Corp.                                                           4,935
    180,100   Coventry Health Care, Inc.*                                           5,729
    249,800   UnitedHealth Group, Inc.                                             11,988
    187,900   WellPoint, Inc.                                                      12,946
                                                                              -----------
                                                                                   35,598
                                                                              -----------
              PHARMACEUTICALS (4.2%)
    184,900   Johnson & Johnson                                                    11,906
    684,952   Pfizer, Inc.                                                         13,192
    149,600   Sanofi-Aventis ADR                                                    5,348
                                                                              -----------
                                                                                   30,446
                                                                              -----------
              Total Health Care                                                    98,674
                                                                              -----------

              INDUSTRIALS (15.0%)
              -------------------
              AEROSPACE & DEFENSE (5.2%)
     42,100   Goodrich Corp.                                                        5,163
    215,200   Honeywell International, Inc.                                        11,276
     55,400   ITT Corp.                                                             2,526
    121,600   L-3 Communications Holdings, Inc.                                     8,242
    242,600   Raytheon Co.                                                         10,721
                                                                              -----------
                                                                                   37,928
                                                                              -----------

================================================================================

3  | USAA Value Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              AIR FREIGHT & LOGISTICS (0.5%)
     95,900   Forward Air Corp.                                               $     3,141
                                                                              -----------
              BUILDING PRODUCTS (1.3%)
    144,425   Gibraltar Industries, Inc.*                                           1,612
    406,200   Masco Corp.                                                           3,900
     88,500   Simpson Manufacturing Co., Inc.                                       2,713
     75,200   Trex Co., Inc.*                                                       1,390
                                                                              -----------
                                                                                    9,615
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.5%)
    140,200   Aegion Corp.*                                                         2,073
    154,703   Comfort Systems USA, Inc.                                             1,702
                                                                              -----------
                                                                                    3,775
                                                                              -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    154,900   Oshkosh Corp.*                                                        3,231
    191,100   Terex Corp.*                                                          3,180
                                                                              -----------
                                                                                    6,411
                                                                              -----------
              DIVERSIFIED SUPPORT SERVICES (0.4%)
    147,300   Mobile Mini, Inc.*                                                    2,672
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
    133,600   Emerson Electric Co.                                                  6,429
     43,900   Regal-Beloit Corp.                                                    2,332
                                                                              -----------
                                                                                    8,761
                                                                              -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
    141,700   Korn/Ferry International*                                             2,263
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (1.1%)
    488,400   General Electric Co.                                                  8,161
                                                                              -----------
              INDUSTRIAL MACHINERY (2.5%)
     87,900   Eaton Corp.                                                           3,940
    230,800   Illinois Tool Works, Inc.                                            11,224
     56,100   SPX Corp.                                                             3,063
                                                                              -----------
                                                                                   18,227
                                                                              -----------
              OFFICE SERVICES & SUPPLIES (0.3%)
    108,400   Herman Miller, Inc.                                                   2,239
                                                                              -----------
              RESEARCH & CONSULTING SERVICES (0.4%)
     41,100   Dun & Bradstreet Corp.                                                2,748
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
    311,200   RSC Holdings, Inc.*                                                   3,037
                                                                              -----------
              Total Industrials                                                   108,978
                                                                              -----------

              INFORMATION TECHNOLOGY (11.4%)
              ------------------------------
              APPLICATION SOFTWARE (0.4%)
    280,500   Mentor Graphics Corp.*                                                3,186
                                                                              -----------
              COMPUTER HARDWARE (0.5%)
    130,300   Hewlett-Packard Co.                                                   3,467
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    234,700   Western Union Co.                                                     4,100
                                                                              -----------
              ELECTRONIC COMPONENTS (0.7%)
     47,100   Littelfuse, Inc.                                                      2,306
    285,400   Vishay Intertechnology, Inc.*                                         3,068
                                                                              -----------
                                                                                    5,374
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
     79,300   Cognex Corp.                                                    $     2,688
     39,400   FARO Technologies, Inc.*                                              1,646
                                                                              -----------
                                                                                    4,334
                                                                              -----------
              ELECTRONIC MANUFACTURING SERVICES (1.5%)
     95,200   Mercury Computer Systems, Inc.*                                       1,390
    192,800   Molex, Inc.                                                           4,760
     76,800   Park Electrochemical Corp.                                            2,174
    101,300   Plexus Corp.*                                                         2,603
                                                                              -----------
                                                                                   10,927
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (1.7%)
     68,500   International Business Machines Corp.                                12,647
                                                                              -----------
              OFFICE ELECTRONICS (0.6%)
    527,000   Xerox Corp.                                                           4,311
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.9%)
    313,600   Applied Materials, Inc.                                               3,864
    287,000   Brooks Automation, Inc.                                               2,999
                                                                              -----------
                                                                                    6,863
                                                                              -----------
              SEMICONDUCTORS (2.1%)
    223,100   Intel Corp.                                                           5,475
    107,200   Microchip Technology, Inc.(a)                                         3,876
    181,800   Texas Instruments, Inc.                                               5,587
                                                                              -----------
                                                                                   14,938
                                                                              -----------
              SYSTEMS SOFTWARE (1.8%)
    485,800   Microsoft Corp.                                                      12,937
                                                                              -----------
              Total Information Technology                                         83,084
                                                                              -----------

              MATERIALS (0.7%)
              ----------------
              PAPER PACKAGING (0.4%)
     81,400   Sonoco Products Co.                                                   2,555
                                                                              -----------
              SPECIALTY CHEMICALS (0.3%)
    221,100   PolyOne Corp.                                                         2,474
                                                                              -----------
              Total Materials                                                       5,029
                                                                              -----------

              TELECOMMUNICATION SERVICES (4.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
    403,430   AT&T, Inc.                                                           11,825
    246,700   Verizon Communications, Inc.                                          9,123
                                                                              -----------
                                                                                   20,948
                                                                              -----------
              WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    274,900   Vodafone Group plc ADR                                                7,653
                                                                              -----------
              Total Telecommunication Services                                     28,601
                                                                              -----------

              UTILITIES (3.6%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
     75,000   Entergy Corp.                                                         5,188
     89,000   Pinnacle West Capital Corp.                                           4,057
                                                                              -----------
                                                                                    9,245
                                                                              -----------
              GAS UTILITIES (0.3%)
     29,900   ONEOK, Inc.                                                           2,274
                                                                              -----------
              MULTI-UTILITIES (2.0%)
    204,800   CenterPoint Energy, Inc.                                              4,268
    110,600   Dominion Resources, Inc.                                              5,706

================================================================================

5  | USAA Value Fund

================================================================================

                                                                                       MARKET
NUMBER                                                                                  VALUE
OF SHARES     SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
     62,450   MDU Resources Group, Inc.                                           $     1,287
    131,500   Xcel Energy, Inc.                                                         3,399
                                                                                  -----------
                                                                                       14,660
                                                                                  -----------
              Total Utilities                                                          26,179
                                                                                  -----------
              Total Common Stocks (cost: $634,806)                                    700,688
                                                                                  -----------

              MONEY MARKET INSTRUMENTS (3.7%)

              MONEY MARKET FUNDS (3.7%)
 26,884,774   State Street Institutional Liquid Reserve Fund, 0.15% (b)
                 (cost: $26,885)                                                       26,885
                                                                                  -----------
              Total Money Market Instruments (cost: $26,885)                           26,885
                                                                                  -----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.5%)

              MONEY MARKET FUNDS (0.5%)
  3,913,999   Fidelity Institutional Money Market Portfolio, 0.15%(b)
                 (cost: $3,914)                                                         3,914
                                                                                  -----------
              Total Short-term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $3,914)                                          3,914
                                                                                  -----------

              TOTAL INVESTMENTS (COST: $665,605)                                  $   731,487
                                                                                  ===========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES       (LEVEL 2)
                                           IN ACTIVE           OTHER            (LEVEL 3)
                                            MARKETS         SIGNIFICANT        SIGNIFICANT
                                         FOR IDENTICAL       OBSERVABLE       UNOBSERVABLE
ASSETS                                      ASSETS             INPUTS            INPUTS              TOTAL
----------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                          $      700,688     $         --     $          --    $    700,688
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                             26,885               --                --          26,885
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                              3,914               --                --           3,914
----------------------------------------------------------------------------------------------------------
Total                                    $      731,487     $         --     $          --    $    731,487
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices

================================================================================

7  | USAA Value Fund

================================================================================

and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2011, was approximately $3,724,000.

E. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

9  | USAA Value Fund

================================================================================

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $106,899,000 and $41,017,000, respectively, resulting in net unrealized appreciation of $65,882,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $726,514,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.5% of net assets at October 31, 2011.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of October 31, 2011.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.